Acquisitions and disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net assets acquired
Right of use assets	£ 937	£ 687
Goodwill	6,811	7,046	£ 10,552
2023 acquisition
Net assets acquired
Intangible assets	1,438
Non-current equity investments	2
Right of use assets	1
Trade and other receivables	96
Investments held as current assets	51
Cash and cash equivalents	148
Lease liabilities	(1)
Trade and other payables	(103)
Deferred tax liabilities	(136)
Net assets liabilities excluding goodwill as of acquisition date	1,496
Non controlling interest	0
Goodwill	109
Total cash	£ 1,605
2022 acquisition
Net assets acquired
Intangible assets		2,964
Property, plant and equipment		30
Right of use assets		53
Inventory		60
Trade and other receivables		19
Cash and cash equivalents		284
Lease liabilities		(56)
Trade and other payables		(117)
Net assets liabilities excluding goodwill as of acquisition date		2,742
Taxation		(495)
Goodwill		1,127
Total		3,869
Total cash		3,387
Fair value of contingent consideration		482
2022 acquisition | Sierra Oncology
Net assets acquired
Intangible assets		1,497
Property, plant and equipment		0
Right of use assets		1
Inventory		60
Trade and other receivables		2
Cash and cash equivalents		175
Lease liabilities		(1)
Trade and other payables		(40)
Net assets liabilities excluding goodwill as of acquisition date		1,435
Taxation		(259)
Goodwill		162
Total		1,597
Total cash		1,597
Fair value of contingent consideration		0
2022 acquisition | Affinivax
Net assets acquired
Intangible assets		1,467
Property, plant and equipment		30
Right of use assets		52
Inventory		0
Trade and other receivables		17
Cash and cash equivalents		109
Lease liabilities		(55)
Trade and other payables		(77)
Net assets liabilities excluding goodwill as of acquisition date		1,307
Taxation		(236)
Goodwill		965
Total		2,272
Total cash		1,790
Fair value of contingent consideration		£ 482